Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents		$ 5,752,117	$ 2,105,625
Restricted cash			9,500,000
Accounts receivable, net		3,650,005	5,343,716
Prepayments		5,473,938	1,059,335
Other receivables		1,540,044	31,082
Loans receivable		22,487,767	11,416,940
Amount due from related parties		705,280	741,340
Total current assets		39,609,151	30,198,038
NON-CURRENT ASSET
Property and equipment, net		12,224,582	3,448,109
Deferred tax assets		35,491	31,852
Deposits		10,327,872	261,992
Goodwill		14,157,570
Total non-current asset		36,745,515	3,741,953
Total assets		76,354,666	33,939,991
CURRENT LIABILITIES:
Short-term bank borrowings		7,579,324	6,551,724
Accounts payable		1,344,532	1,415,591
Other payables and accrued liabilities		13,273,804	531,120
Amount due to related parties		294,344	993,846
Tax payable		3,133,294	2,722,409
Current maturities of long-term bank borrowings		269,009
Current portion of capital lease and financing obligations		2,267,248	51,135
Current maturities of loans from other financial institutions		144,126	235,487
Total current liabilities		28,305,681	12,501,312
NON-CURRENT LIABILITIES
Long-term bank borrowings		179,339
Long-term loans from other financial institutions			136,400
Long-term portion of capital lease and financing obligations		200,712	27,989
Total non-current liabilities		380,051	164,389
Total liabilities		28,685,732	12,665,701
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 19,134,277 and 12,354,040 shares issued and outstanding as of December 31, 2021 and 2020, respectively	[1]	19,134	12,354
Share subscription receivables		(847,086)	(847,086)
Additional paid-in capital		41,792,071	13,824,820
Statutory reserves		916,148	877,886
Retained earnings		5,929,043	6,905,718
Accumulated other comprehensive (loss) income		(140,376)	500,598
Total shareholders’ equity		47,668,934	21,274,290
Total liabilities and shareholders’ equity		$ 76,354,666	$ 33,939,991

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.